Investment Objectives and Goals - iShares Short-Term California Muni Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES SHORT-TERM CALIFORNIA MUNI ACTIVE ETF Ticker: CALI Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Short-Term California Muni Active ETF (the “Fund”) seeks to maximize tax‑free current income by investing in short-term municipal bonds issued in the State of California.